INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components of Expense and Benefit for Income Taxes

The components of the expense and benefit for income taxes for the years ended December 31, 2013 and 2012 are as follows (in thousands):

	2013	2012
Current income tax expense:
Federal	$6,452	$1,770
State	1,394	154

Total current income tax expense	7,846	1,924
Deferred income tax expense (benefit):
Federal	1,119	(3,813)
State	(93)	(510)

Total deferred income tax expense (benefit)	1,026	(4,323)

Total income tax expense (benefit)	$8,872	$(2,399)

Reconciliation of Expected Income Tax Expense or Benefit at Statutory Federal Income Tax Rate to Actual Income Tax Expense or Benefit and Effective Tax Rate

A reconciliation of the expected income tax expense or benefit at the statutory federal income tax rate of 35% to the Company’s actual income tax expense or benefit and effective tax rate for the years ended December 31, 2013 and 2012 is as follows (dollars in thousands):

	2013		2012
	Amount	%	Amount	%
Tax expense (benefit) at federal income tax rate	$9,115	35.00%	$(2,529)	-35.00%
Increase (decrease) resulting from:
Dividends received deduction	(1,023)	-3.93%	—	—
State tax, net of federal benefit	845	3.25%	(231)	-3.20%
Other	(65)	-0.25%	361	5.01%

Total	$8,872	34.07%	$(2,399)	-33.19%

Significant Components of Net Deferred Tax Assets and Liabilities

The significant components of the net deferred tax assets and liabilities at December 31, 2013 and 2012 are as follows (in thousands):

	2013	2012
Deferred tax assets:
Excess tax basis over carrying value of assets:
Other real estate owned	$11,156	$11,450

Total	11,156	11,450

Excess carrying value over tax basis of liabilities:
Deposits	25	121
FHLB advances	71	910
Clawback liability	4,533	4,616

Total	4,629	5,647

Amortization of intangibles	27,858	30,770
Unrealized losses on securities available for sale	989	—
Allowance for loan losses	28,991	27,946
Non-qualified stock options	5,557	4,733
Other	1,717	1,226

Gross deferred tax assets	80,897	81,772

Deferred tax liabilities:
Loans	(32,693)	(16,648)
Restricted securities	(2,280)	(2,280)
Loss-share indemnification	(34,600)	(48,734)
Deferred tax gain	(5,496)	(8,245)
Unrealized gains on securities available for sale	—	(7,247)

Gross deferred tax liabilities	(75,069)	(83,154)

Deferred tax assets (liabilities), net	$5,828	$(1,382)